                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (9/27/91)            7.41%          7.35%

10-year                              6.85           7.86

5-year                               7.27           9.75

1-year                               7.42          17.47

6-month                              1.39          10.52
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

-------------------------------------------------
                 BASED ON   LEHMAN BROTHERS
      BASED ON    MARKET       MUNICIPAL
        NAV       PRICE       BOND INDEX

       1.39%      10.52%         1.59%
-------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also focused on the higher-yielding sector of the market, adding to positions in BBB and lower-rated credits. Additionally, in an effort to further enhance the portfolio's yield, we added to holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated bonds to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's holdings in these credits detracted somewhat from performance late in the period. The biggest contributor to the Trust's underperformance versus the Lehman Brothers Municipal Bond Index, however, was its holdings of tobacco revenue bonds. A large amount of older tobacco bonds were pre-refunded during the period. Unlike the Lehman Brothers Municipal Bond Index, which contained these older bonds, the Trust only had positions in newer tobacco bonds which were not pre-refunded. As such, the portfolio was not able to benefit from the refundings that took place during the period, which detracted from the

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

performance of the Trust's holdings in this sector relative to those of the Lehman Brothers Municipal Bond Index. In addition, spread widening in the sector in the latter months of period also caused these holdings to hinder performance.

Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral relative to that of the Lehman Brothers Municipal Bond Index. We also purchased various A and BBB rated health care bonds during the period, which enhanced the Trust's overall performance. An abundant supply of housing bonds created some favorable opportunities to add to the Trust's holdings in this sector as well. Although these holdings did not add to the portfolio's total return during the period, they did serve to enhance the Trust's yield, as did additional purchases of discount coupon bonds. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, hospital, general purpose, and master tobacco settlement bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          54.7%
AA/Aa                                                            14.2
A/A                                                              10.2
BBB/Baa                                                          12.7
BB/Ba                                                             0.6
B/B                                                               1.0
Non-Rated                                                         6.6

TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         17.3%
General Purpose                                                   9.5
Master Tobacco Settlement                                         7.9
Single Family                                                     6.0
Airports                                                          5.8

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
California                                                       19.2%
New York                                                          8.7
Illinois                                                          7.9
Florida                                                           6.9
New Jersey                                                        5.7
Texas                                                             4.9
Missouri                                                          3.3
South Carolina                                                    3.2
Colorado                                                          3.1
Alabama                                                           3.0
Pennsylvania                                                      2.6
Ohio                                                              2.2
Washington                                                        2.0
Indiana                                                           2.0
Nevada                                                            1.8
Louisiana                                                         1.8
North Carolina                                                    1.5
Connecticut                                                       1.5
Kentucky                                                          1.4
Michigan                                                          1.4
Arizona                                                           1.3
Georgia                                                           1.3
Virginia                                                          1.3
Massachusetts                                                     1.2
Maryland                                                          1.2
Wisconsin                                                         1.1
Tennessee                                                         0.9
Oklahoma                                                          0.9
Alaska                                                            0.8
Puerto Rico                                                       0.6
New Hampshire                                                     0.6
West Virginia                                                     0.6
Iowa                                                              0.6
Guam                                                              0.5
District of Columbia                                              0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
Oregon                                                            0.5
South Dakota                                                      0.5
Kansas                                                            0.4
Minnesota                                                         0.4
Nebraska                                                          0.2
Arkansas                                                          0.2
New Mexico                                                        0.1
North Dakota                                                      0.1
Vermont                                                           0.1
Mississippi                                                       0.0*
                                                                -----
Total Investments                                               100.0%

*Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  180.5%
            ALABAMA  5.5%
$   4,000   Alabama Hsg Fin Auth Single Family Mtg Rev
            Rfdg Ser B (GNMA Collateralized) (AMT)
            (a).......................................       4.700%  04/01/38   $    3,951,680
    1,000   Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Ser A.................................       5.875   11/15/24        1,066,820
    3,695   Gadsden, AL Wts Ser B (AMBAC Insd) (b)....       5.250   08/01/21        3,985,427
    2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
            A.........................................       5.250   01/01/23        2,129,900
    4,000   Jefferson Cnty, AL Swr Rev Cap Impt Wts
            (FGIC Insd) (Prerefunded @ 8/01/12).......       5.125   02/01/42        4,272,560
    2,295   Marshall Cnty, AL Hlthcare Ser C..........       6.000   01/01/32        2,467,033
    6,720   University AL at Birmingham Hosp Rev Ser A
            (a).......................................       5.000   09/01/36        6,870,528
    9,840   University AL at Birmingham Hosp Rev Ser A
            (a).......................................       5.000   09/01/41       10,038,047
                                                                                --------------
                                                                                    34,781,995
                                                                                --------------

            ALASKA  1.4%
    2,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)
            (Prerefunded @ 10/01/12)..................       5.750   10/01/17        2,201,140
    1,000   Matanuska-Susitna Boro, AK Ctf Partn Pub
            Safety Bldg Lease (FSA Insd)..............       5.750   03/01/16        1,054,380
    5,870   Northern Tob Sec Corp AK Tob Settlement
            Rev Asset Bkd Ser A.......................       5.000   06/01/46        5,775,610
                                                                                --------------
                                                                                     9,031,130
                                                                                --------------
            ARIZONA  2.4%
    1,425   Arizona Cap Fac Fin Corp Student Hsg Rev
            AZ St Univ Proj...........................       6.250   09/01/32        1,512,851
    1,000   Arizona Hlth Fac Auth Hosp Sys Rev John C
            Lincoln Hlth Network (Prerefunded @
            12/01/12).................................       6.375   12/01/37        1,139,010
    1,135   Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA
            Insd).....................................       5.000   07/01/35        1,199,468
    1,650   Glendale, AZ Indl Dev Auth Rfdg...........       5.000   12/01/35        1,675,839
    9,750   University of AZ Med Ctr Corp.............       5.000   07/01/35        9,896,348
                                                                                --------------
                                                                                    15,423,516
                                                                                --------------
            ARKANSAS  0.4%
    2,310   Arkansas St Dev Fin Auth Rev St Agy Fac
            Donaghey Plaza Proj (FSA Insd)............       5.000   06/01/34        2,417,115
                                                                                --------------

            CALIFORNIA  34.6%
    4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C (FSA
            Insd).....................................         *     09/01/20        2,279,920
    7,500   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
            Fac Ser A (FSA Insd)......................       5.000   10/01/31        7,835,925

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   2,100   Bay Area Govt Assn CA Rev Tax Alloc CA
            Redev Pool Ser A (XLCA Insd)..............       5.250%  09/01/35   $    2,245,383
    1,560   California Cnty, CA Tob Sec Agy Tob Asset
            Bkd Merced Cnty Rfdg Ser A................       5.125   06/01/38        1,565,054
    1,875   California Cnty, CA Tob Sec Agy Tob Asset
            Bkd Merced Cnty Rfdg Ser A................       5.250   06/01/45        1,898,569
    7,125   California Ed Fac Auth Rev Pepperdine Univ
            Rfdg Ser A (FGIC Insd)....................       5.000   09/01/33        7,417,054
      350   California Hlth Fac Fin Auth Rev Casa De
            Las Ser A (MBIA Insd).....................       5.250   08/01/17          357,490
    1,000   California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg........................       5.000   11/15/27        1,032,960
    9,450   California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg (a)....................       5.000   11/15/34        9,707,607
    1,000   California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A..........................       5.000   04/01/37        1,027,850
    2,870   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a).................................       4.625   08/01/26        2,864,497
    5,260   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a).................................       4.650   08/01/31        5,233,174
    3,650   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a).................................       4.700   08/01/36        3,643,001
    6,000   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a).................................       4.750   08/01/42        5,988,495
    1,000   California Pollutn Ctl Fin Auth Solid
            Waste Disp Rev Waste Mgmt Inc Proj Ser B
            (AMT).....................................       5.000   07/01/27        1,018,700
      770   California St (AMBAC Insd)................       5.125   10/01/27          781,288
    4,615   California St (AMBAC Insd) (Prerefunded @
            10/01/07).................................       5.125   10/01/27        4,688,794
    5,000   California St (MBIA Insd) (Prerefunded @
            2/01/12)..................................       5.000   02/01/32        5,304,150
    5,000   California St Rfdg........................       5.000   08/01/28        5,253,100
    2,650   California Statewide Cmnty Dev Auth Ctf
            Partn (Prerefunded @ 11/01/09) (Acquired
            11/23/99, Cost $2,650,000) (c)............       7.250   11/01/29        2,933,735
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A...........       5.250   07/01/30        1,039,980
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A...........       5.250   07/01/35        1,035,520
    2,000   California Statewide Cmnty Dev Auth Rev
            Hlth Fac Adventist Hlth Ser A.............       5.000   03/01/30        2,053,340
    2,500   California Statewide Cmnty Dev Auth Rev
            Hlth Fac Adventist Hlth Ser A.............       5.000   03/01/35        2,556,750
    2,300   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B...................       5.000   03/01/41        2,358,489

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,200   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B...................       5.250%  03/01/45   $    3,360,096
    3,805   California Statewide Cmnty Dev Auth Rev
            Sutter Hlth Ser A.........................       5.000   11/15/43        3,921,167
    5,000   California St Dept Wtr Res Pwr Ser A
            (AMBAC Insd) (Prerefunded @ 5/01/12)
            (d).......................................       5.375   05/01/18        5,446,050
    3,705   California St Dept Wtr Res Pwr Ser A (MBIA
            Insd) (Prerefunded @ 5/01/12).............       5.375   05/01/21        4,035,523
    2,000   California St Dept Wtr Res Pwr Ser A (MBIA
            Insd) (Prerefunded @ 5/01/12).............       5.375   05/01/22        2,178,420
    2,000   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 5/01/12)...................       6.000   05/01/15        2,235,180
    5,295   California St Econ Rec Ser A..............       5.000   07/01/17        5,578,335
    1,995   California St Pub Wks Brd UCLA Replacement
            Hosp Ser A (FSA Insd).....................       5.375   10/01/20        2,150,051
    5,000   California St Univ Rev Syswide Ser A
            (AMBAC Insd)..............................       5.000   11/01/23        5,254,850
    3,500   Capistrano, CA Uni Sch Dist (FGIC Insd)...       5.000   09/01/29        3,701,320
    1,000   Davis, CA Pub Fac Fin Auth Mace Ranch Area
            Ser A.....................................       6.600   09/01/25        1,028,820
   27,810   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Rfdg.......................         *     01/15/33        6,290,344
   18,000   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Rfdg (MBIA Insd) (b).......         *     01/15/25        6,706,980
    6,000   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Sr Lien Ser A (e)..........         *     01/01/18        3,879,060
      225   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Sr Lien Ser A (Prerefunded
            @ 1/01/10)................................       7.150   01/01/13          249,372
    5,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A........................       5.000   06/01/45        5,183,150
    5,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A (FGIC Insd)............       5.000   06/01/35        5,252,400
   18,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A (FGIC Insd) (a)........       5.000   06/01/38       18,883,620
    1,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1 (a)...........................       5.000   06/01/33        1,049,680
    3,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1 (a)...........................       5.750   06/01/47        3,149,040
    2,240   Huntington Park, CA Redev Agy Rev Tax
            Alloc Santa Fe Redev Rfdg.................       6.200   10/01/27        2,296,000
    2,635   Imperial Irr Dist CA Ctf Partn Elec Sys
            Proj (FSA Insd)...........................       5.250   11/01/23        2,814,970
    1,375   San Bernadino, CA Jt Pwr Fin Auth Alloc
            Rev Cent City Merged Proj Rfdg Ser A
            (AMBAC Insd) (b)..........................       5.750   07/01/20        1,607,843

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,000   San Joaquin Hills, CA Transn Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
            Insd).....................................         *     01/15/27   $      424,110
    1,000   San Joaquin Hills, CA Transn Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
            Insd).....................................         *     01/15/28          404,400
    4,290   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Asset Bkd Ser A-1.....................       5.375%  06/01/38        4,407,503
    3,050   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Asset Bkd Ser A-1.....................       5.500   06/01/45        3,146,380
    3,200   Tobacco Sec Auth Southn CA Tob Settlement
            Sr Ser A-1................................       5.000   06/01/37        3,177,696
    8,350   Tobacco Sec Auth Southn CA Tob Settlement
            Sr Ser A-1................................       5.125   06/01/46        8,359,436
    5,000   University CA Rev Gen Ser B (AMBAC
            Insd).....................................       5.000   05/15/20        5,330,850
    5,452   University CA Rev Gen Ser J (FSA Insd)
            (a).......................................       4.500   05/15/31        5,462,190
   11,068   University CA Rev Gen Ser J (FSA Insd)
            (a).......................................       4.500   05/15/35       11,089,900
                                                                                --------------
                                                                                   220,175,561
                                                                                --------------
            COLORADO  5.5%
    1,600   Arkansas River Pwr Auth CO Impt (XLCA
            Insd).....................................       5.250   10/01/40        1,722,432
    4,500   Colorado Hlth Fac Auth Rev Adventist Hlth/
            Sunbelt Ser D Rfdg (a)....................       5.250   11/15/27        4,771,935
    1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (e).....................       5.500   03/01/32        1,074,400
    2,250   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc......................       5.000   12/01/35        2,285,235
    1,000   Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A............................       5.250   06/01/34        1,036,740
    3,700   Colorado Hlth Fac Auth Rev Hlth Fac
            Evangelical Lutheran......................       5.000   06/01/35        3,779,809
    1,125   Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11)...       6.500   11/15/31        1,262,317
    2,500   Colorado Hsg Fin Auth Single Family Mtg
            Rev Class II Ser C-3 (AMT) (a)............       4.625   11/01/36        2,464,375
    4,000   Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Rfdg Ser A...........................       5.000   11/15/29        4,133,480
      100   Jefferson Cnty, CO Residential
            Mtg Rev (b) (e)...........................       9.000   09/01/12          124,227
      265   Jefferson Cnty, CO Residential
            Mtg Rev (b) (e)...........................      11.500   09/01/08          290,994
      300   Jefferson Cnty, CO Residential
            Mtg Rev (b) (e)...........................      11.500   09/01/09          350,214
      340   Jefferson Cnty, CO Residential
            Mtg Rev (b) (e)...........................      11.500   09/01/10          419,149

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$     220   Jefferson Cnty, CO Residential
            Mtg Rev (b) (e)...........................      11.500%  09/01/11   $      285,307
    1,000   Park Creek Metro Dist CO Rev Sr Ltd Tax
            Ppty Tax Rfdg.............................       5.500   12/01/30        1,067,040
    2,000   Park Creek Metro Dist CO Rev Sr Ltd Tax
            Ppty Tax Rfdg.............................       5.500   12/01/37        2,125,300
    3,085   Platte Riv Pwr Auth CO Pwr Rev Ser EE.....       5.375   06/01/16        3,308,570
    3,280   Platte Riv Pwr Auth CO Pwr Rev Ser EE
            (Prerefunded @ 6/01/12)...................       5.375   06/01/16        3,537,677
    1,000   Salida, CO Hosp Dist Rev..................       5.250   10/01/36        1,015,180
                                                                                --------------
                                                                                    35,054,381
                                                                                --------------
            CONNECTICUT  2.6%
    2,840   Connecticut St Spl Oblig Pkg Rev Bradley
            Intl Arpt Ser A (ACA Insd) (AMT)..........       6.600   07/01/24        3,083,502
    3,460   Mashantucket Western Pequot Tribe CT Spl
            Rev Ser A (Prerefunded @ 9/01/07) (f).....       6.400   09/01/11        3,525,394
    6,500   Mashantucket Western Pequot Tribe CT Spl
            Rev Ser B (f).............................       5.750   09/01/18        6,653,920
    3,500   Mashantucket Western Pequot Tribe CT Spl
            Rev Ser B (f).............................       5.750   09/01/27        3,581,200
                                                                                --------------
                                                                                    16,844,016
                                                                                --------------
            DISTRICT OF COLUMBIA  1.0%
    1,000   District of Columbia Hosp Rev Medlantic
            Hlthcare Group A Rfdg (MBIA Insd) (e).....       5.875   08/15/19        1,021,740
    5,000   Metropolitan Washington DC Arpt Auth Sys
            Ser A (FGIC Insd) (AMT)...................       5.125   10/01/26        5,192,200
                                                                                --------------
                                                                                     6,213,940
                                                                                --------------
            FLORIDA  12.5%
    3,800   Brevard Cnty, FL Hlth Fac Auth Hlthcare
            Fac Rev Hlth First Inc Proj...............       5.000   04/01/34        3,890,478
    3,380   Brevard Cnty, FL Hlth Fac Hlth First Inc
            Proj (MBIA Insd)..........................       5.125   04/01/31        3,507,663
      400   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT).....................................       5.750   01/01/32          420,028
      460   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd).....................................       5.950   07/01/20          477,600
    1,000   Florida Hsg Fin Corp Rev Ser 2 (GNMA
            Collateralized) (AMT) (g).................       4.800   07/01/32        1,004,160
    3,000   Florida St Dept Environmental Prot
            Preservtn Rev Ser A (FGIC Insd)...........       5.750   07/01/10        3,183,540
    5,000   Florida St Dept Trans Tpk Rev Ser A.......       5.000   07/01/29        5,279,250
    1,895   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)
            (b).......................................       5.625   12/01/20        2,002,560
    1,250   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Rfdg Ser C.................       5.000   11/15/31        1,280,875

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   5,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D......................       5.000%  11/15/35   $    5,102,650
    1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D (Prerefunded @
            11/15/13).................................       5.375   11/15/35        1,090,150
    8,295   Hillsborough Cnty, FL Indl Dev Auth Hosp
            Rev Tampa Gen Hosp Proj (a)...............       5.000   10/01/36        8,441,241
    2,310   Hillsborough Cnty, FL Indl Dev Auth Indl
            Dev Rev Hlth Fac Proj Univ Cmnty Hosp Ser
            A.........................................       5.500   08/15/14        2,396,071
    3,000   Hillsborough Cnty, FL Solid Waste & Res
            Recovery Rev Ser A (a)....................       4.500   09/01/34        2,939,730
    1,000   Jacksonville, FL Sales Tax Rev Better
            Jacksonville (MBIA Insd)..................       5.250   10/01/21        1,080,400
    2,500   Jea, FL Elec Sys Rev Ser Three A
            (FSA Insd)................................       5.000   10/01/41        2,617,000
      265   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys (Prerefunded @ 11/15/12).........       5.500   11/15/32          290,093
    5,000   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys Rfdg (a).........................       5.000   11/15/26        5,172,475
    5,000   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys Rfdg (a).........................       5.000   11/15/32        5,129,650
    1,515   Miami Beach, FL Stormwtr Rev (FGIC
            Insd).....................................       5.250   09/01/25        1,590,174
    2,000   Miami-Dade Cnty, FL Aviation Rev Miami
            Intl Arpt (FGIC Insd) (AMT)...............       5.375   10/01/25        2,112,680
    2,700   Miami-Dade Cnty, FL Aviation Rev Miami
            Intl Arpt (FGIC Insd) (AMT)...............       5.375   10/01/32        2,850,768
    5,000   Miami-Dade Cnty, FL Aviation Ser A (FSA
            Insd) (AMT)...............................       5.125   10/01/35        5,192,200
    2,000   Miami-Dade Cnty, FL Pub Fac Rev Jackson
            Hlth Sys Ser A (MBIA Insd)................       5.000   06/01/31        2,100,960
    4,300   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)............       5.500   10/01/31        4,483,008
    4,320   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)............       5.625   10/01/14        4,516,214
    1,060   Tallahassee, FL Lease Rev FL St Univ Proj
            Ser A (MBIA Insd) (b).....................       5.500   08/01/18        1,127,140
                                                                                --------------
                                                                                    79,278,758
                                                                                --------------
            GEORGIA  2.3%
    2,000   Atlanta, GA Arpt Passenger Fac Charge Rev
            Gen Sub Lien Ser C (FSA Insd).............       5.000   01/01/33        2,091,120
    1,000   Augusta, GA Gen Arpt Rev Passenger Ser B
            (AMT).....................................       5.350   01/01/28        1,051,770
    8,025   Municipal Elec Auth GA Combustion Turbine
            Ser A (MBIA Insd).........................       5.250   11/01/18        8,604,084

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            GEORGIA (CONTINUED)
$   1,000   Oconee Cnty, GA Indl Dev Auth Oiit Proj
            (XLCA Insd)...............................       5.250%  07/01/23   $    1,060,110
    2,000   Royston, GA Hosp Auth Hosp Rev Ctf
            Hlthcare Sys Inc Rfdg.....................       6.500   07/01/27        2,074,940
                                                                                --------------
                                                                                    14,882,024
                                                                                --------------
            ILLINOIS  14.3%
    2,000   Bolingbrook, IL Sales Tax Rev (h)......... 0.000/6.250   01/01/24        2,005,960
    3,400   Carol Stream, IL First Mtg Rev Windsor Pk
            Mnr Proj (Prerefunded @ 12/01/07).........       7.000   12/01/13        3,523,114
      750   Chicago, IL Increment Alloc Rev Diversey/
            Narragansett Proj (Acquired 8/01/06, Cost
            $800,490) (c).............................       7.460   02/15/26          800,617
    4,000   Chicago, IL Neighborhoods Alive 21 Pgm Ser
            A (FGIC Insd) (Prerefunded @ 7/01/10).....       5.750   01/01/40        4,279,120
    5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser A (MBIA Insd) (AMT)...       5.375   01/01/32        5,249,700
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser C-2 (FSA Insd)
            (AMT).....................................       5.250   01/01/30        3,694,950
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (a)..........       5.250   01/01/24        3,785,049
   11,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (a)..........       5.250   01/01/25       12,436,589
    1,015   Chicago, IL O'Hare Intl Arpt Rev Second
            Lien Passenger Fac Ser B (AMBAC Insd).....       5.500   01/01/16        1,081,645
      485   Chicago, IL Pk Dist Ser C (FGIC Insd).....       5.500   01/01/19          516,583
    1,495   Chicago, IL Pk Dist Ser C (FGIC Insd)
            (Prerefunded @ 7/01/11)...................       5.500   01/01/19        1,598,903
      465   Chicago, IL Proj Rfdg Ser C (FGIC Insd)...       5.500   01/01/40          490,496
    2,565   Chicago, IL Proj Rfdg Ser C (FGIC Insd)
            (b).......................................       5.750   01/01/12        2,741,985
       80   Cook Cnty, IL Sch Dist No 107 (e).........       7.000   12/01/10           88,914
      545   Cook Cnty, IL Sch Dist No 107.............       7.000   12/01/10          603,991
      200   Cook Cnty, IL Sch Dist No 107 (b) (e).....       7.150   12/01/08          210,902
      310   Cook Cnty, IL Sch Dist No 107 (b).........       7.150   12/01/08          326,083
      120   Cook Cnty, IL Sch Dist No 107 (b) (e).....       7.200   12/01/09          130,500
      455   Cook Cnty, IL Sch Dist No 107 (b).........       7.200   12/01/09          493,384
    1,000   Cook Cnty, IL Ser A (FGIC Insd)
            (Prerefunded @ 5/15/11)...................       5.500   11/15/31        1,067,560
      990   Cortland, IL Spl Tax Rev Sheaffer Sys Proj
            (Acquired 5/02/06, Cost $980,096) (c).....       5.500   03/01/17        1,005,028
    1,000   Deerfield, IL Ed Fac Chicagoland Jewish
            High Sch Proj.............................       6.000   05/01/41        1,028,340
    1,000   Gilberts, IL Spl Svc Area No 19 Spl Tax
            The Conservancy Proj Ser 1................       5.375   03/01/16          992,020
    2,725   Illinois Dev Fin Auth Rev Cmnty Rehab
            Providers Fac Ser A.......................       7.375   07/01/25        2,945,970

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   1,565   Illinois Ed Fac Auth Rev DePaul Univ
            (AMBAC Insd) (Prerefunded @ 10/01/10).....       5.625%  10/01/15   $    1,674,941
    1,500   Illinois Fin Auth Rev IL Inst of
            Technology Ser A..........................       5.000   04/01/31        1,545,645
    3,000   Illinois Fin Auth Rev Kewanee Hosp Proj...       5.100   08/15/31        3,057,360
    1,000   Illinois Fin Auth Rev Landing at Plymouth
            Pl Proj Ser A.............................       6.000   05/15/25        1,067,500
    1,350   Illinois Fin Auth Rev Landing at Plymouth
            Pl Proj Ser A.............................       6.000   05/15/37        1,441,841
    2,500   Illinois Fin Auth Rev Northwestern Mem
            Hosp Ser A................................       5.500   08/15/43        2,720,150
    1,645   Illinois Hlth Fac Auth Rev Evangelical
            Hosp Rfdg Ser C (FSA Insd) (b)............       6.750   04/15/12        1,786,519
    4,750   Illinois Hsg Dev Auth Rev Homeowner Mtg
            Sub Ser C-2 (AMT).........................       5.150   08/01/37        4,910,218
    3,000   Illinois St Ser 1 (FSA Insd)..............       5.250   12/01/21        3,216,210
    3,440   Kendall, Kane & Will Cntys, IL Cmnty Sch
            Dist No 308 Ser B (FGIC Insd) (b).........       5.250   10/01/19        3,681,247
      250   Lake Cnty, IL Cmnty Unit Sch Dist No 116
            Round Lake (Radian Insd) (e)..............       7.600   02/01/14          305,610
    2,675   Metropolitan Pier & Expo Auth IL Dedicated
            St Tax Rev McCormick Pl Expn Ser A (MBIA
            Insd).....................................       5.250   06/15/42        2,841,064
      225   Pingree Grove Vlg, IL Spl Svc Area No 1
            Spl Tax Cambridge Lakes Proj Ser 05.......       5.250   03/01/15          232,497
    2,500   Schaumburg, IL Ser B (FGIC Insd)..........       5.000   12/01/41        2,611,350
    3,250   University IL Univ Rev Auxiliary Fac Sys
            (MBIA Insd)...............................       4.500   04/01/36        3,231,670
      850   Volo Vlg, IL Spl Svc Area No 3 Spl Tax
            Symphony Meadows Proj Ser 1...............       6.000   03/01/36          889,576
      675   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (b) (e).......         *     01/01/16          478,022
    1,335   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (b)...........         *     01/01/16          939,813
      425   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (b) (e).......         *     01/01/19          262,561
      990   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (b)...........         *     01/01/19          608,820
      997   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2004-107 Raintree Vlg IL Proj......       6.250   03/01/35        1,068,395
    1,000   Yorkville, IL Utd City Spl Svc Area Tax No
            2005-108 Autumn Creek IL Proj.............       6.000   03/01/36        1,046,560
                                                                                --------------
                                                                                    90,714,972
                                                                                --------------

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            INDIANA  3.5%
$   1,000   Allen Cnty, IN Juvenile Justice Ctr First
            Mtg (AMBAC Insd)..........................       5.500%  01/01/18   $    1,076,660
    3,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
            Proj Ser A (AMBAC Insd)...................       5.000   05/01/35        3,137,820
    1,120   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Ser D-1 (AMT) (GNMA
            Collateralized) (a).......................       4.600   07/01/31        1,101,481
    4,560   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Ser D-1 (AMT) (GNMA
            Collateralized) (a).......................       4.625   07/01/38        4,449,443
    7,420   Indianapolis, IN Loc Pub Impt Bd Bk Arpt
            Auth Proj Ser B (MBIA Insd) (AMT) (a).....       5.250   01/01/25        7,938,714
    1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
            (AMT).....................................       5.950   12/01/29        1,599,915
      470   Saint Joseph Cnty, IN Econ Dev Rev Ser
            A.........................................       6.000   05/15/38          498,924
    2,500   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt
            & Rfdg (FSA Insd).........................       5.250   07/10/24        2,640,000
                                                                                --------------
                                                                                    22,442,957
                                                                                --------------
            IOWA  1.0%
    2,250   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.......................       5.375   06/01/38        2,304,090
    1,800   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.......................       5.500   06/01/42        1,870,218
    2,250   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.......................       5.625   06/01/46        2,356,357
                                                                                --------------
                                                                                     6,530,665
                                                                                --------------
            KANSAS  0.7%
       70   Cowley Cnty, KS Uni Sch Dist No 465
            Winfield Impt & Rfdg (MBIA Insd) (b)......       5.250   10/01/22           75,072
    1,755   Cowley Cnty, KS Uni Sch Dist No 465
            Winfield Impt & Rfdg (MBIA Insd)
            (Prerefunded @ 10/01/13) (b)..............       5.250   10/01/22        1,907,545
    2,000   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A....................       5.000   05/15/24        1,998,820
      400   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A.........................       7.375   01/01/32          435,912
                                                                                --------------
                                                                                     4,417,349
                                                                                --------------
            KENTUCKY  2.6%
    4,840   Kentucky Hsg Corp Hsg Rev Ser A (AMT)
            (a).......................................       4.650   07/01/37        4,792,011
   10,995   Louisville & Jefferson Cnty, KY Metro Govt
            Hlth Sys Rev Norton Hlthcare Inc (a)......       5.000   10/01/30       11,438,465
                                                                                --------------
                                                                                    16,230,476
                                                                                --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            LOUISIANA  3.2%
$   5,000   Ernest N Morial New Orleans, LA Exhib Hall
            Auth Spl Tax Sub Ser A (AMBAC Insd).......       5.250%  07/15/21   $    5,344,550
    1,480   Louisiana Hsg Fin Agy Rev Azalea Estates
            Rfdg Ser A (GNMA Collateralized) (AMT)....       5.375   10/20/39        1,551,869
    1,675   Louisiana Loc Govt Environmental Fac Pkg
            Fac Corp Garage Proj Ser A (AMBAC Insd)
            (b).......................................       5.200   10/01/19        1,760,542
    4,400   Louisiana St Gas & Fuels Tax Rev Ser A
            (FGIC Insd) (a)...........................       5.000   05/01/41        4,632,958
    7,074   Louisiana St Univ & Agric & Mechanical
            College Univ Rev Master Agreement
            (Acquired 11/30/98, Cost $7,073,677)
            (c).......................................       5.750   10/30/18        7,090,725
                                                                                --------------
                                                                                    20,380,644
                                                                                --------------
            MARYLAND  2.2%
    2,240   Baltimore, MD Convention Ctr Hotel Rev Ser
            A (XLCA Insd) (a).........................       5.250   09/01/25        2,440,749
    1,255   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT) (a).................       4.450   09/01/21        1,241,747
    1,000   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT) (a).................       4.550   09/01/26          989,440
    1,350   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT) (a).................       4.625   09/01/31        1,335,744
      675   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT) (a).................       4.700   03/01/37          667,872
    1,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg Ser A.................       5.000   12/01/31        1,012,500
      500   Maryland St Econ Dev Corp Student Hsg Rev
            Univ MD College Pk Proj (Prerefunded @
            6/01/13)..................................       5.625   06/01/35          553,010
      500   Maryland St Hlth & Higher Ed Fac Auth Rev
            King Farm Presbyterian Cmnty Ser A........       5.250   01/01/27          515,645
    1,700   Maryland St Trans Auth Arpt Baltimore/WA
            Intl Arpt Ser B (AMBAC Insd) (AMT)........       5.125   03/01/24        1,780,393
    2,365   Northeast, MD Waste Disp Auth Rfdg (AMBAC
            Insd) (AMT)...............................       5.500   04/01/16        2,538,402
      750   Prince Georges Cnty, MD Spl Oblig Natl
            Harbor Proj...............................       5.200   07/01/34          769,260
                                                                                --------------
                                                                                    13,844,762
                                                                                --------------
            MASSACHUSETTS  2.3%
    2,765   Massachusetts St Dev Fin Agy Proj Ser R-2
            (MBIA Insd)...............................       5.125   02/01/34        2,888,512
      710   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............       6.100   09/01/18          739,096
    1,000   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............       6.250   09/01/28        1,040,350
    1,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C..................       5.750   07/01/32        1,077,610

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   3,700   Massachusetts St Hlth & Ed Fac Auth Rev
            Ser G (MBIA Insd).........................       5.000%  07/01/13   $    3,703,330
    4,850   Massachusetts St Hlth & Ed Fac Auth Rev
            Univ MA Mem Issue Ser D...................       5.000   07/01/33        4,926,048
                                                                                --------------
                                                                                    14,374,946
                                                                                --------------
            MICHIGAN  2.5%
    3,145   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sr Ser B (Acquired 9/08/97, Cost
            $3,145,000) (c)...........................       6.700   05/01/21        3,212,208
      755   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sub Ser C (Acquired 9/08/97, Cost
            $755,000) (c).............................       6.850   05/01/21          771,059
    3,860   Detroit, MI Ser A (XLCA Insd) (b).........       5.250   04/01/21        4,104,647
    1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev
            Hillsdale Cmnty Hlth Ctr..................       5.750   05/15/18        1,252,818
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................       5.250   07/01/30        1,037,920
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................       6.000   07/01/35        1,102,240
    1,450   Michigan St Hosp Fin Auth Rev Chelsea
            Cmnty Hosp Oblig..........................       5.000   05/15/37        1,470,967
      500   Michigan St Hosp Fin Auth Rev Hosp Genesys
            Regl Med Rfdg Ser A (e)...................       5.375   10/01/13          516,210
      775   Michigan St Hsg Dev Rental Hsg Rev Ser A
            (MBIA Insd) (AMT).........................       5.300   10/01/37          789,082
    1,500   Michigan St Strategic Fd Detroit Edison Co
            Proj Rfdg Ser C (XLCA Insd) (AMT).........       5.450   12/15/32        1,594,620
                                                                                --------------
                                                                                    15,851,771
                                                                                --------------
            MINNESOTA  0.7%
    1,260   Glencoe, MN Hlthcare Fac Rev Glencoe Regl
            Hlth Svc Proj.............................       5.000   04/01/31        1,284,293
    1,000   Inver Grove Heights, MN Presbyterian Homes
            Care Rfdg.................................       5.500   10/01/41        1,011,780
    1,750   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj............................       6.000   11/15/35        1,932,332
                                                                                --------------
                                                                                     4,228,405
                                                                                --------------
            MISSISSIPPI  0.0%
      245   Mississippi Home Corp Single Family Rev
            Mtg Ser F (GNMA Collateralized) (AMT).....       7.550   12/01/27          257,554
                                                                                --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            MISSOURI  5.9%
$     165   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp
            Assoc.....................................       5.625%  06/01/27   $      173,080
      835   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12)...................       5.625   06/01/27          894,669
    1,000   Carthage, MO Hosp Rev.....................       5.875   04/01/30        1,024,690
    2,250   Carthage, MO Hosp Rev.....................       6.000   04/01/38        2,305,260
    1,400   Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg..................       6.100   06/01/20        1,421,434
    1,000   Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg..................       6.200   06/01/29        1,015,490
      385   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11).................................       7.000   10/01/21          439,027
    1,000   Kearney, MO (AMBAC Insd)..................       5.500   03/01/16        1,058,450
    3,500   Missouri Jt Muni Elec Util Plum Pwr Point
            Proj Rev (MBIA Insd)......................       5.000   01/01/24        3,726,380
    1,200   Missouri St Hlth & Ed Fac Auth Rev Sr
            Living Fac Lutheran Rfdg Ser B............       5.125   02/01/27        1,243,572
    1,415   Missouri St Hlth & Ed Fac Rev Univ MO
            Columbia Arena Proj.......................       5.000   11/01/18        1,484,972
    1,000   Missouri St Hwys & Trans Commn Rd Rev Ser
            A (Prerefunded @ 2/01/12).................       5.125   02/01/17        1,063,100
    2,810   Perry Cnty, MO Nursing Home Rev Rfdg......       5.900   03/01/28        2,840,067
    1,000   Saint Charles, MO Ctf Partn Ser B.........       5.500   05/01/18        1,068,890
    2,505   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser
            A (MBIA Insd) (Prerefunded @ 7/01/12)
            (b).......................................       5.375   07/01/20        2,702,469
    1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Rfdg
            Ser A (FSA Insd)..........................       5.000   04/01/21        1,549,264
    2,475   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B (AMBAC
            Insd) (AMT) (a)...........................       4.550   07/01/29        2,431,576
    3,025   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B (AMBAC
            Insd) (AMT) (a)...........................       4.600   07/01/36        2,971,927
    8,000   Springfield, MO Pub Util Rev (FGIC
            Insd).....................................       4.500   08/01/36        7,954,400
                                                                                --------------
                                                                                    37,368,717
                                                                                --------------
            NEBRASKA  0.4%
    2,620   Omaha Pub Pwr Dist NE Elec Rev Sys Ser
            A.........................................       5.000   02/01/34        2,738,031
                                                                                --------------

            NEVADA  3.3%
    3,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
            (FGIC Insd)...............................       5.000   07/01/36        3,131,040
    3,500   Clark Cnty, NV Bd Bk (MBIA Insd)..........       5.000   06/01/32        3,655,715
    4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (AMBAC Insd) (AMT)........       5.250   07/01/34        4,229,560

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            NEVADA (CONTINUED)
$   5,500   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (FGIC Insd) (AMT) (a).....       4.750%  09/01/36   $    5,536,823
       80   Nevada Hsg Div Single Family Mtg Mezz Ser
            D2 (AMT)..................................       6.300   04/01/21           80,766
      930   Reno, NV Cap Impt Rev (FGIC Insd).........       5.125   06/01/26          975,068
    1,570   Reno, NV Cap Impt Rev (FGIC Insd)
            (Prerefunded @ 6/01/12)...................       5.125   06/01/26        1,673,934
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
            (AMBAC Insd) (Prerefunded @ 6/01/12)......       5.125   06/01/37        1,596,435
                                                                                --------------
                                                                                    20,879,341
                                                                                --------------
            NEW HAMPSHIRE  1.1%
    4,800   New Hampshire Higher Ed & Hlth Fac Auth
            Rev Daniel Webster College Issue..........       6.300   07/01/29        4,940,016
    1,525   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch............................       6.750   07/01/20        1,649,074
      250   New Hampshire Hlth & Ed Fac Hlthcare Sys
            Covenant Hlth.............................       5.500   07/01/34          264,687
                                                                                --------------
                                                                                     6,853,777
                                                                                --------------
            NEW JERSEY  10.3%
    1,555   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
            (FGIC Insd) (b)...........................         *     03/01/08        1,506,888
    3,000   Newark, NJ Hsg Auth Port Auth Newark
            Marine Term (MBIA Insd) (Prerefunded @
            1/01/14)..................................       5.000   01/01/37        3,220,230
    1,000   New Jersey Econ Dev Auth Econ Dev Rev
            Kapkowski Rd Landfill Proj Rfdg...........       5.750   04/01/31        1,132,530
    3,880   New Jersey Econ Dev Auth Mtr Veh Rev Ser A
            (MBIA Insd)...............................       5.000   07/01/22        4,139,495
    1,500   New Jersey Econ Dev Auth Rev Cig Tax......       5.750   06/15/29        1,624,335
      500   New Jersey Econ Dev Auth Rev Cig Tax......       5.750   06/15/34          538,595
   25,000   New Jersey Econ Dev Auth St Contract Econ
            Recovery (MBIA Insd)......................       5.900   03/15/21       29,768,250
    1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ
            Amern Wtr Co Inc Ser B (FGIC Insd)
            (AMT).....................................       5.375   05/01/32        1,546,875
    1,000   New Jersey St Ed Fac Auth Higher Ed Cap
            Impt Ser A (AMBAC Insd) (Prerefunded @
            9/01/12)..................................       5.250   09/01/21        1,076,640
    5,000   New Jersey St Tpk Auth Tpk Rev Ser C-1
            (AMBAC Insd)..............................       5.000   01/01/35        5,128,950
    3,500   New Jersey St Tpk Auth Tpk Rev Ser C (FSA
            Insd).....................................       6.500   01/01/16        4,039,210
    1,000   New Jersey St Trans Tr Fd Auth Trans Sys
            Ser A.....................................       5.750   06/15/18        1,150,510
   11,000   Tobacco Settlement Fin Corp NJ Ser 1A
            (a).......................................       5.000   06/01/41       10,847,100
                                                                                --------------
                                                                                    65,719,608
                                                                                --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            NEW MEXICO  0.2%
$   1,500   Jicarilla, NM Apache Nation Rev Adj Ser A
            (Acquired 10/23/03, Cost $1,514,910)
            (c).......................................       5.000%  09/01/18   $    1,571,925
                                                                                --------------

            NEW YORK  15.7%
    2,300   Long Island Pwr Auth NY Elec Gen Ser B....       5.000   12/01/35        2,424,384
    3,000   Metropolitan Trans Auth NY Rev Rfdg Ser A
            (FGIC Insd)...............................       5.250   11/15/31        3,187,740
   10,880   Metropolitan Trans Auth NY Rev Ser B
            (a).......................................       4.500   11/15/36       10,818,120
    1,000   Nassau Cnty, NY Tob Settlement Corp Asst
            Bkd Ser A-3...............................       5.000   06/01/35        1,017,130
    2,000   Nassau Cnty, NY Tob Settlement Corp Asst
            Bkd Ser A-3...............................       5.125   06/01/46        2,046,580
    3,000   New York City Indl Dev Agy Amern Airl JFK
            Intl Arpt (AMT)...........................       7.625   08/01/25        3,621,690
    1,000   New York City Indl Dev Agy Amern Airl JFK
            Intl Arpt (AMT)...........................       7.750   08/01/31        1,209,270
      400   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A.....................       6.250   03/01/15          424,332
    1,000   New York City Liberty Dev Corp Rev
            National Sports Museum Proj Ser A
            (Acquired 8/07/06, Cost $1,000,000) (c)...       6.125   02/15/19        1,054,840
    8,800   New York City Muni Wtr Fin Auth Wtr & Swr
            Sys Rev Ser D.............................       5.000   06/15/38        9,239,824
    2,500   New York City Muni Wtr Fin Auth Wtr & Swr
            Sys Rev Ser D.............................       5.000   06/15/39        2,623,025
    5,000   New York City Ser A.......................       6.250   08/01/08        5,084,350
       85   New York City Ser A-1.....................       5.750   08/01/12           85,126
    3,000   New York City Ser G.......................       5.000   12/01/27        3,155,430
      685   New York City Ser H (Prerefunded @
            3/15/11)..................................       5.750   03/15/13          743,108
    1,000   New York City Trans Future Tax Second Ser
            C (AMBAC Insd)............................       5.250   08/01/22        1,067,420
    6,800   New York St Dorm Auth Rev City Univ Sys
            Cons Ser A................................       5.625   07/01/16        7,540,520
      350   New York St Dorm Auth Rev Mt Sinai NYU
            Hlth......................................       5.500   07/01/26          356,219
    4,200   New York St Dorm Auth Rev Secd Hosp N
            General Hosp Rfdg.........................       5.750   02/15/19        4,607,064
    3,504   Plainedge, NY Uni Free Sch Dist No. 2063
            (Acquired 7/25/97, Cost $3,503,810) (c)...       6.000   06/01/12        3,543,228
    9,920   Port Auth NY & NJ Cons Ser 144 (a)........       5.000   10/01/35       10,519,912
    3,000   Triborough Brdg & Tunl Auth Gen Purp
            Ser A.....................................       5.000   01/01/27        3,110,280
    5,000   Triborough Brdg & Tunl Auth NY Gen Rfdg
            Ser B.....................................       5.000   11/15/21        5,256,400
    3,900   Triborough Brdg & Tunl Auth NY Rev Rfdg
            Ser E (MBIA Insd).........................       5.000   11/15/32        4,078,269

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  10,500   Tsasc Inc NY Ser 1........................       5.000%  06/01/34   $   10,676,715
    1,000   Tsasc Inc NY Ser 1........................       5.125   06/01/42        1,023,290
    1,000   Westchester Tob Asset Sec Corp NY.........       5.000   06/01/26        1,019,410
      500   Yonkers, NY Indl Dev Agy Civic Fac Rev
            Cmnty Dev Ppty Yonkers Inc Ser A
            (Prerefunded @ 2/01/11)...................       6.625   02/01/26          552,210
                                                                                --------------
                                                                                   100,085,886
                                                                                --------------
            NORTH CAROLINA  2.7%
    8,300   North Carolina Muni Pwr Agy No 1 Catawba
            Elec Rev Rfdg (MBIA Insd).................       6.000   01/01/12        9,098,211
    7,605   North Carolina Muni Pwr Agy Ser A (MBIA
            Insd).....................................       5.250   01/01/20        8,144,270
                                                                                --------------
                                                                                    17,242,481
                                                                                --------------
            NORTH DAKOTA  0.2%
    1,500   Grand Forks, ND Sr Hsg Rev 4000 Vly Square
            Proj Rfdg.................................       5.300   12/01/34        1,517,670
                                                                                --------------

            OHIO  4.0%
      300   Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj.................................       6.250   09/01/20          308,796
    2,335   Cleveland-Cuyahoga Cnty, OH Dev Port Auth
            Rev Cleveland Bond Fd Ser B...............       5.375   05/15/18        2,390,970
    1,000   Columbus, OH City Sch Dist Sch Fac Constr
            & Impt (FSA Insd) (Prerefunded @
            12/01/14).................................       5.250   12/01/21        1,098,000
    1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj......................................       7.500   01/01/30        1,096,130
    1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare
            Ser S.....................................       5.375   10/01/30        1,053,660
    2,000   Lorain, OH City Sch Dist Classroom Fac
            Impt (MBIA Insd)..........................       5.250   12/01/20        2,168,740
    2,270   Montgomery Cnty, OH Hosp Rev Kettering Med
            Ctr Impt & Rfdg (MBIA Insd)...............       6.250   04/01/20        2,736,326
   10,520   Ohio St Air Quality Dev Auth Rev Dayton
            Pwr & Lt Co Proj (FGIC Insd) (AMT) (a)....       4.800   09/01/36       10,640,638
    1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd
            Proj Ser A (FSA Insd).....................       5.000   04/01/22        1,306,413
    2,500   Ohio St Bldg Auth St Fac Adult Correction
            Rfdg Ser A (FSA Insd).....................       5.500   10/01/12        2,680,050
                                                                                --------------
                                                                                    25,479,723
                                                                                --------------
            OKLAHOMA  1.6%
    1,240   Kay Cnty, OK Home Fin Auth Rev Single
            Family Mtg Rfdg Ser A (AMBAC Insd) (e)....       7.000   11/01/11        1,399,799
    1,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax
            Rev (FGIC Insd)...........................       5.250   10/01/29        1,364,450

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            OKLAHOMA (CONTINUED)
$     880   Oklahoma Hsg Fin Agy Single Family Rev Mtg
            Class B (GNMA Collateralized) (AMT).......       7.997%  08/01/18   $      941,688
    6,220   Tulsa Cnty, OK Indl Auth Hlthcare Rev
            Saint Francis Hlth Sys (a)................       5.000   12/15/36        6,433,439
                                                                                --------------
                                                                                    10,139,376
                                                                                --------------
            OREGON  0.9%
    4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd).....................................       5.250   07/01/22        4,259,520
    1,500   Oregon St Dept Admin Rfdg Ser C (MBIA
            Insd).....................................       5.250   11/01/17        1,593,825
                                                                                --------------
                                                                                     5,853,345
                                                                                --------------
            PENNSYLVANIA  4.7%
      385   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd).....................................       5.500   12/01/30          409,166
      315   Crawford Cnty, PA Hosp Auth Sr Living Fac
            Rev Wesbury Utd Methodist Cmnty (b).......       5.875   08/15/10          326,998
      295   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A
            (b).......................................       5.250   12/15/07          295,501
      210   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A......       5.300   12/15/08          211,105
      320   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A
            (b).......................................       5.300   12/15/09          321,533
      240   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A......       5.400   12/15/10          241,229
    1,000   Lehigh Cnty, PA Gen Purp Auth Rev St Lukes
            Hosp Bethlehem PA (i).....................       4.609   08/15/42          999,850
      400   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj...........       6.125   02/01/28          423,060
    1,550   Pennsylvania Hsg Fin Agy Ser 94-A (AMT)...       5.100   10/01/31        1,595,353
   12,000   Pennsylvania St Pub Sch Bldg Auth Lease
            Rev Sch Dist Philadelphia Proj Ser B (FSA
            Insd) (a).................................       4.500   06/01/32       11,954,880
    1,000   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT)..............       5.125   07/01/19        1,044,410
    2,600   Philadelphia, PA Auth Indl Rev Ser B (FSA
            Insd).....................................       5.500   10/01/16        2,810,444
    3,200   Philadelphia, PA Gas Wks Rev 1998 Gen
            Ordinance Ser 4 (FSA Insd)................       5.250   08/01/19        3,417,152
    2,675   Pittsburgh, PA Ser A (AMBAC Insd).........       5.500   09/01/17        2,864,016
    2,530   Pittsburgh, PA Ser A (AMBAC Insd)
            (Prerefunded @ 3/01/12)...................       5.500   09/01/17        2,731,565
                                                                                --------------
                                                                                    29,646,262
                                                                                --------------

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            SOUTH CAROLINA  5.8%
$   1,000   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (a)..............       5.250%  12/01/25   $    1,070,715
    3,000   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (a)..............       5.250   12/01/26        3,212,145
    4,305   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd) (a)...       5.250   12/01/28        4,651,036
    6,955   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd) (a)...       5.250   12/01/29        7,514,043
    5,000   Kershaw Cnty, SC Pub Kershaw Cnty Sch Dist
            Proj (CIFG Insd)..........................       5.000   12/01/26        5,290,550
      475   Rock Hill, SC Util Sys Rev Comb Rfdg Ser C
            (FSA Insd)................................       5.125   01/01/13          495,967
    1,235   Rock Hill, SC Util Sys Rev Comb Rfdg Ser C
            (FSA Insd) (b)............................       5.250   01/01/15        1,293,724
      900   South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Wesley Commons Rfdg.........       5.125   10/01/26          913,059
    2,500   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd).....       5.200   11/01/27        2,643,075
    9,250   South Carolina Trans Infrastructure Bk Rev
            Ser A (AMBAC Insd)........................       5.000   10/01/33        9,675,500
                                                                                --------------
                                                                                    36,759,814
                                                                                --------------
            SOUTH DAKOTA  0.8%
    1,800   South Dakota Hsg Dev Auth Homeownership
            Mtg Ser E (AMT) (a).......................       4.500   11/01/26        1,762,245
    3,620   South Dakota Hsg Dev Auth Homeownership
            Mtg Ser E (AMT) (a).......................       4.625   05/01/36        3,546,387
                                                                                --------------
                                                                                     5,308,632
                                                                                --------------
            TENNESSEE  1.6%
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B..........       8.000   07/01/33          467,840
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp Impt & Rfdg Ser B (MBIA Insd)........       7.750   07/01/29          477,920
    4,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A (MBIA
            Insd).....................................       7.500   07/01/25        4,774,600
    1,000   Metropolitan Nashville Arpt Auth TN Impt &
            Rfdg Ser A (FGIC Insd)....................       6.600   07/01/14        1,105,920
    1,500   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Trezevant Manor Proj Ser A................       5.625   09/01/26        1,544,655
    1,500   Tennessee Hsg Dev Agy Home Ownership Pgm
            2006 (AMT)................................       5.150   01/01/37        1,551,285
      455   Tennessee Hsg Dev Agy Home Ownership Pgm
            2-A (AMT).................................       5.700   07/01/31          461,388
                                                                                --------------
                                                                                    10,383,608
                                                                                --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            TEXAS  8.9%
$   1,130   Alliance Arpt Auth Inc TX Spl Fac Rev
            FedEx Corp Proj Rfdg (AMT)................       4.850%  04/01/21   $    1,155,414
    1,250   Austin, TX Convention Enterprises Inc
            Convention Ctr Second Tier Rfdg Ser B.....       5.750   01/01/24        1,324,037
    1,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp....       5.375   01/01/32        1,045,180
    2,500   Coastal Bend Hlth Fac Dev TX Ser C (AMBAC
            Insd) (j).................................       7.878   11/15/13        3,103,650
    2,420   Dallas Cnty, TX Cmnty College Dist Rev Fin
            Sys (AMBAC Insd) (Prerefunded @ 2/15/10)
            (b).......................................       5.375   02/15/16        2,526,770
    1,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt
            Impt & Rfdg Ser A (FGIC Insd) (AMT).......       5.500   11/01/31        1,056,400
      730   Fort Worth, TX Wtr & Swr Rev Impt &
            Rfdg......................................       5.750   02/15/16          774,304
      770   Fort Worth, TX Wtr & Swr Rev Impt & Rfdg
            (Prerefunded @ 8/15/10)...................       5.750   02/15/16          818,572
    6,000   Harris Cnty-Houston, TX Sports Auth Spl
            Rev Jr Lien Rfdg Ser B (MBIA Insd)........       5.250   11/15/40        6,311,100
    2,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg.....       5.000   08/01/33        2,022,120
    1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
            (FSA Insd) (AMT)..........................       5.625   07/01/30        1,047,100
    3,345   Houston, TX Hotel Occupancy Tax Convention
            & Entmt Ser B (AMBAC Insd)................       5.750   09/01/14        3,612,065
      130   Houston, TX Pub Impt & Rfdg (FSA Insd)....       5.750   03/01/15          138,159
    4,000   Houston, TX Util Sys Rev First Lien Rfdg
            Ser A (FGIC Insd).........................       5.250   05/15/23        4,316,880
   10,000   Houston, TX Util Sys Rev First Lien Rfdg
            Ser A (FSA Insd)..........................       5.250   05/15/21       10,779,400
    1,250   Matagorda Cnty, TX Navig Dist No 1 Rev
            Coll Centerpoint Energy Proj Rfdg.........       5.600   03/01/27        1,330,700
    1,000   Mesquite, TX Hlth Fac Dev Corp Retirement
            Fac Christian Care Ctr Ser A (Prerefunded
            @ 2/15/10)................................       7.625   02/15/28        1,106,940
    1,800   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................       7.250   01/01/31        1,866,815
    1,000   North Central, TX Hlth Fac Dev Corp Rev
            Hosp Baylor Hlthcare Sys Proj Ser A.......       5.125   05/15/29        1,024,140
    4,000   North Central, TX Hlth Fac Dev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd).....       5.250   08/15/32        4,217,400
       49   Pecos Cnty, TX Ctf Partn (Acquired
            6/23/97, Cost $49,107) (c)................       6.000   01/12/08           48,814
    3,492   Region One Ed Svc Ctr Sub Tech Fac Proj
            (Acquired 12/30/97, Cost $3,641,832)
            (c).......................................       6.590   12/15/17        3,747,617
       80   Texas Muni Pwr Agy Rev (MBIA Insd) (e)....         *     09/01/15           57,660

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$     395   Texas St Pub Ppty Fin Corp Rev Mental Hlth
            & Retardation Rfdg (FSA Insd).............       5.500%  09/01/13   $      397,022
    2,800   Texas St Trans Commn Mobility Fd Ser A
            (FGIC Insd)...............................       4.500   04/01/35        2,775,696
                                                                                --------------
                                                                                    56,603,955
                                                                                --------------
            VERMONT  0.2%
    1,000   Vermont Econ Dev Auth Mtg Rev Wake Robin
            Corp Proj Ser A...........................       5.375   05/01/36        1,024,730
                                                                                --------------

            VIRGINIA  2.3%
    1,320   Fairfax Cnty, VA Ctf Partn................       5.300   04/15/23        1,406,142
    1,340   Richmond, VA (FSA Insd)...................       5.500   01/15/10        1,403,824
    2,590   Tobacco Settlement Fin Corp VA............       5.500   06/01/26        2,770,161
    2,750   Tobacco Settlement Fin Corp VA
            (Prerefunded @ 6/01/15)...................       5.625   06/01/37        3,059,045
    5,840   Virginia St Hsg Auth Dev Auth Rental Hsg
            Ser D (AMT) (a)...........................       4.650   01/01/39        5,777,629
                                                                                --------------
                                                                                    14,416,801
                                                                                --------------
            WASHINGTON  3.6%
    5,000   Bellevue, WA Convention Ctr Auth Spl Oblig
            Rev Rfdg (MBIA Insd)......................         *     02/01/24        2,423,550
    3,000   Clark Cnty, WA Pub Util Dist No 001 Gen
            Sys Rev Rfdg (FSA Insd)...................       5.625   01/01/12        3,143,790
    5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
            Treatment Rfdg (FGIC Insd)................       5.500   11/01/19        5,705,750
    3,000   Energy Northwest WA Elec Rev Proj No 3
            Rfdg Ser A (FSA Insd).....................       5.500   07/01/18        3,225,840
    5,000   King Cnty, WA Rfdg Ser B (MBIA Insd)......       5.250   01/01/34        5,090,950
    2,000   Port Seattle, WA Rev Ser B
            (MBIA Insd) (AMT).........................       5.625   02/01/24        2,096,520
    1,345   Tacoma, WA Elec Sys Rev Rfdg Ser A (FSA
            Insd).....................................       5.750   01/01/15        1,449,036
                                                                                --------------
                                                                                    23,135,436
                                                                                --------------
            WEST VIRGINIA  1.0%
    6,550   Harrison Cnty, WV Cnty Cmnty Solid Waste
            Disp Rev Potomac Edison Co Ser A (MBIA
            Insd) (AMT) (b)...........................       6.875   04/15/22        6,565,982
                                                                                --------------

            WISCONSIN  2.0%
    1,500   Waukesha, WI Redev Auth Hsg Revr Sr
            Kirkland Crossings Proj Rfdg..............       5.500   07/01/41        1,532,655
    5,240   Wisconsin Hsg & Econ Dev Auth Home
            Ownership Rev Ser A (AMT) (a).............       4.750   09/01/33        5,237,747

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$   5,000   Wisconsin St Hlth & Ed Fac Auth Mercy Hlth
            Sys Corp (AMBAC Insd).....................       5.500%  08/15/25   $    5,211,500
      400   Wisconsin St Hlth & Ed Fac Auth Rev Beaver
            Dam Cmnty Hosp Inc Ser A..................       6.000   08/15/19          427,380
                                                                                --------------
                                                                                    12,409,282
                                                                                --------------
            GUAM  1.0%
    6,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)......       5.250   10/01/34        6,235,500
                                                                                --------------

            PUERTO RICO  1.1%
    2,000   Puerto Rico Muni Fin Agy Ser A (FSA
            Insd).....................................       5.250   08/01/20        2,146,140
    4,500   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac
            Ser I (Comwth Gtd)........................       5.250   07/01/33        4,782,465
                                                                                --------------
                                                                                     6,928,605
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  180.5%
  (Cost $1,100,049,022)......................................................    1,148,245,424
SHORT-TERM INVESTMENTS  0.4%
  (Cost $2,600,000)..........................................................        2,600,000
                                                                                --------------
TOTAL INVESTMENTS  180.9%
  (Cost $1,102,649,022)......................................................    1,150,845,424
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (31.6%)
  (Cost ($200,795,000))
$(200,795)  Notes with interest rates ranging from
            3.94% to 4.08% at April 30, 2007 and
            contractual maturities of collateral
            ranging from 2021 to 2047 (See Note 1)
            (k).......................................                            (200,795,000)
                                                                                --------------
TOTAL NET INVESTMENTS  149.3%
  (Cost $901,854,022)........................................................      950,050,424
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%..................................       11,354,401

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (51.1%)..................     (325,381,242)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $  636,023,583
                                                                                ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) The Trust owns 100% of the outstanding bond issuance.

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Escrowed to Maturity

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Security purchased on a when-issued or delayed delivery basis.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i) Floating Rate Coupon

(j) Inverse Floating Rate

(k) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2007.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................    1,102        $594,190
                                                                -----        --------

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,102,649,022).....................  $1,150,845,424
Cash........................................................          79,871
Receivables:
  Interest..................................................      14,484,538
  Investments Sold..........................................         265,000
Other.......................................................           6,050
                                                              --------------
    Total Assets............................................   1,165,680,883
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     200,795,000
Payables:
  Investment Purchased......................................       1,000,000
  Variation Margin on Futures...............................         929,813
  Investment Advisory Fee...................................         354,814
  Income Distributions--Common Shares.......................         108,635
  Other Affiliates..........................................          26,407
Trustees' Deferred Compensation and Retirement Plans........         866,987
Accrued Expenses............................................         194,402
                                                              --------------
    Total Liabilities.......................................     204,276,058
Preferred Shares (including accrued distributions)..........     325,381,242
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  636,023,583
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($636,023,583 divided by
  39,379,538 shares outstanding)............................  $        16.15
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 39,379,538 shares issued and
  outstanding)..............................................  $      393,795
Paid in Surplus.............................................     588,586,005
Net Unrealized Appreciation.................................      48,790,592
Accumulated Undistributed Net Investment income.............       1,958,060
Accumulated Net Realized Loss...............................      (3,704,869)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  636,023,583
                                                              ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 13,000 issued with liquidation preference of
  $25,000 per share)........................................  $  325,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $  961,023,583
                                                              ==============

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $27,554,976
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    3,277,079
Investment Advisory Fee.....................................    2,634,852
Preferred Share Maintenance.................................      438,701
Accounting and Administrative Expenses......................       95,634
Professional Fees...........................................       77,726
Trustees' Fees and Related Expenses.........................       66,153
Reports to Shareholders.....................................       47,278
Custody.....................................................       37,611
Transfer Agent Fees.........................................       30,897
Registration Fees...........................................       10,487
Other.......................................................       18,678
                                                              -----------
      Total Expenses........................................    6,735,096
      Investment Advisory Fee Reduction.....................      399,440
                                                              -----------
      Net Expenses..........................................    6,335,656
                                                              -----------
NET INVESTMENT INCOME.......................................  $21,219,320
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   580,042
  Futures...................................................   (1,140,356)
  Swap Contracts............................................     (159,273)
                                                              -----------
Net Realized Loss...........................................     (719,587)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   55,058,216
                                                              -----------
  End of the Period:
      Investments...........................................   48,196,402
      Futures...............................................      594,190
                                                              -----------
                                                               48,790,592
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,267,624)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(6,987,211)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(5,794,108)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 8,438,001
                                                              ===========

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets  (Unaudited)

                                                              FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2007    OCTOBER 31, 2006
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:

Operations:
Net Investment Income...................................    $ 21,219,320       $ 40,278,439
Net Realized Gain/Loss..................................        (719,587)         3,046,336
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (6,267,624)        15,843,964

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (5,794,108)        (9,334,943)
  Net Realized Gain.....................................             -0-         (2,048,467)
                                                            ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       8,438,001         47,785,329

Distributions to Common Shareholders:
  Net Investment Income.................................     (15,476,160)       (31,033,510)
  Net Realized Gain.....................................             -0-         (9,570,738)
                                                            ------------       ------------
TOTAL CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (7,038,159)         7,181,081

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     643,061,742        635,880,661
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,958,060 and $2,009,008,
  respectively).........................................    $636,023,583       $643,061,742
                                                            ============       ============

See Notes to Financial Statements                                             31

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX MONTHS
                                                 ENDED                  YEAR ENDED OCTOBER 31,
                                               APRIL 30,    -----------------------------------------------
                                                  2007       2006      2005      2004      2003      2002
                                               ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $ 16.33     $ 16.15   $ 16.60   $ 16.25   $ 16.12   $ 16.07
                                                -------     -------   -------   -------   -------   -------
 Net Investment Income........................     0.54(a)     1.02(a)    1.02     1.03      1.02      1.06
 Net Realized and Unrealized Gain/Loss........    (0.18)       0.48     (0.41)     0.37      0.13      0.01
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income......................    (0.15)      (0.24)    (0.18)    (0.09)    (0.08)    (0.11)
   Net Realized Gain..........................      -0-       (0.05)      -0-       -0-(f)     -0-      -0-
                                                -------     -------   -------   -------   -------   -------
Total from Investment Operations..............     0.21        1.21      0.43      1.31      1.07      0.96
Distributions Paid to Common Shareholders:
   Net Investment Income......................    (0.39)      (0.79)    (0.88)    (0.94)    (0.94)    (0.91)
   Net Realized Gain..........................      -0-       (0.24)      -0-     (0.02)      -0-       -0-
                                                -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD............  $ 16.15     $ 16.33   $ 16.15   $ 16.60   $ 16.25   $ 16.12
                                                =======     =======   =======   =======   =======   =======
Common Share Market Price at End of the
 Period.......................................  $ 16.02     $ 14.86   $ 14.02   $ 14.90   $ 14.57   $ 14.30
Total Return* (b).............................   10.52%**    13.84%     0.01%     9.15%     8.60%    10.49%
Net Assets Applicable to Common Shares at End
 of the Period (In millions)..................  $ 636.0     $ 643.1   $ 635.9   $ 603.6   $ 590.9   $ 586.2
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c).............    1.99%       1.23%     1.06%     1.19%     1.23%     1.35%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c)......    6.68%       6.40%     6.21%     6.24%     6.28%     6.70%
Portfolio Turnover............................       7%**       28%       33%       19%       24%       38%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)...........    2.12%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average
    Net Assets Applicable to Common Shares
    (c).......................................    6.55%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Applicable to Common Shares (c).......    0.96%       1.11%     1.06%     1.19%     1.23%     1.35%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Including Preferred Shares (c)........    0.64%       0.73%     0.71%     0.79%     0.81%     0.89%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).......    4.85%       4.91%     5.12%     5.70%     5.77%     5.98%
SENIOR SECURITIES:
Total Preferred Shares Outstanding............   13,000      13,000    13,000    12,000    12,000    12,000
Asset Coverage Per Preferred Share (e)........  $73,954     $74,490   $73,933   $75,312   $74,245   $73,861
Involuntary Liquidating Preference Per
 Preferred Share..............................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share......  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

N/A=Not Applicable

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

 32                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $1,000,000 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    At October 31, 2006, the Trust had an accumulated capital loss carry forward for tax purposes of $4,894,986, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$  468,317..................................................  October 31, 2008
   929,222..................................................  October 31, 2009
 2,903,782..................................................  October 31, 2011
   593,665..................................................  October 31, 2014

    A portion of the capital loss carryforward above was acquired due to a merger with another regulated investment company and is subject to annual limitations.

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $901,354,848
                                                              ============
Gross tax unrealized appreciation...........................  $ 50,078,239
Gross tax unrealized depreciation...........................    (1,382,663)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 48,695,576
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $   243,323
  Tax-exempt income.........................................   40,079,119
  Long-term capital gain....................................   11,619,205
                                                              -----------
                                                              $51,941,647
                                                              ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $    2,654
Undistributed tax-exempt income.............................     2,799,305
Undistributed long-term capital gain........................           -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $279,027,489 are held by the dealer trusts and serve as collateral for the $200,795,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $399,440 of its advisory fees. The waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $30,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $50,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     39,379,538          39,379,538
Shares Repurchased*.....................................            -0-                 -0-
                                                             ----------          ----------
Ending Shares...........................................     39,379,538          39,379,538
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased none of its shares. The Trust may repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $177,518,687 and $81,899,025, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2006.............................        727
Futures Opened..............................................      3,763
Futures Closed..............................................     (3,388)
                                                                 ------
Outstanding at April 30, 2007...............................      1,102
                                                                 ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 13,000 APS. Series A, Series B, Series C and Series D each contain 3,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A and Series C, while Series B, Series D and Series E are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.765%. During the six months ended April 30, 2007, the rates ranged from 3.240% to 3.950%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The dividend reinvestment plan offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of your trust. Under the plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your trust, allowing you to potentially increase your investment over time.

PLAN BENEFITS

    - ADD TO YOUR ACCOUNT

      You may increase your shares in your trust easily and automatically with the dividend reinvestment plan.

    - LOW TRANSACTION COSTS

      Shareholders who participate in the plan are able to buy shares at below-market prices when the trust is trading at a premium to its net asset value. In addition, transaction costs are low because when new shares are issued by the trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the brokerage commission is shared among all participants.

    - CONVENIENCE

      You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

    - SAFEKEEPING

      Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping, which provides added protection against loss, theft, or inadvertent destruction of certificates. However, you may request that a certificate representing your reinvested shares be issued to you.

HOW DOES THE PLAN WORK?

    If you choose to participate in the plan, your dividends and capital gains distributions will be promptly reinvested for you, automatically increasing your shares. If your trust is trading at a share price that is equal to its net asset value (NAV), you'll pay that amount for your reinvested shares. However, if your trust is trading above or below its NAV, the price is determined by one of two ways:

       1. PREMIUM If your trust is trading at a premium -- a market price that is higher than its NAV -- you'll pay either the NAV or 95 percent of the market price, whichever is greater. When your trust trades at a premium, you'll pay less for your reinvested shares than an ordinary investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

       2. DISCOUNT If your trust is trading at a discount -- a market price that is lower than its NAV -- you'll pay the market price for your reinvested shares.

HOW TO PARTICIPATE IN THE PLAN

    If you own shares in your own name, you can participate directly in the plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the plan.

    If you choose to participate in the plan, whenever your trust declares a dividend or capital gains distribution, it will be invested in additional shares of your trust that are purchased on the open market.

HOW TO ENROLL

    To enroll in the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    Please include your trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the plan will begin with the following dividend or distribution.

COSTS OF THE PLAN

    There is no direct charge to you for reinvesting dividends and capital gains distributions because the plan's fees are paid by your trust. If your trust is trading at or above its NAV, your new shares are issued directly by the trust and there are no brokerage charges or commissions. However, if your trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any brokerage commissions. These brokerage commissions are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS

    The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

HOW TO WITHDRAW FROM THE PLAN

    To withdraw from the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have two choices for receiving your shares:

    - CERTIFICATE

    We will issue a certificate for the full shares and send you a check for any fractional shares without a charge.

    - CHECK

    We will sell all full and fractional shares and send the proceeds to your address of record after deducting brokerage commissions and a $2.50 service fee.

    The Trust and Computershare Trust Company, N.A. may amend or terminate the plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by your trust.

    TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 800-341-2929 OR VISIT VANKAMPEN.COM.

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VKQSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01548P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
--------   ----------------   --------------   -------------------   ------------------
November          --                --                  --                       --
December          --                --                  --                       --
January           --                --                  --                       --
February          --                --                  --                3,937,954
March             --                --                  --                3,937,954
April             --                --                  --                3,937,954

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007